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                           AMERICAN PERFORMANCE FUNDS

                        SUPPLEMENT DATED JANUARY 1, 2007
                                     TO THE
                          MONEY MARKET FUNDS PROSPECTUS
                                FOR SELECT SHARES
                              DATED JANUARY 1, 2007


Select Class Shares of the American Performance U.S. Treasury Fund and the American Performance Cash Management Fund are currently not available for sale.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE
                        PROSPECTUS FOR FUTURE REFERENCE.



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